UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Arbor Realty SR, Inc.1
(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1)

Date of Report (Date of filing): November 12, 2025

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001351159

Paul Elenio, (516) 506-4200
Name and telephone number, including area code, of the person to contact in connection with this filing.

1 Arbor Realty SR, Inc., as securitizer, is filing this Form ABS-15G for the following entity: Arbor Realty Commercial Real Estate Notes 2021-FL3, Ltd.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1
Pursuant to Rule 15Ga-1, Arbor Realty SR, Inc., as securitizer, is filing this Form ABS-15G to give notice of termination of its duty to file reports under Rule 15Ga-1 for the following affiliated entity:
Arbor Realty Commercial Real Estate Notes 2021-FL3, Ltd.
The last payment made on asset-backed security issued by Arbor Realty Commercial Real Estate Notes 2021-FL3, Ltd. was on October 15, 2025.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ARBOR REALTY SR, INC.

Date: November 12, 2025	By:	/s/ Paul Elenio
Name: Paul Elenio
Title: Chief Financial Officer